Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

October 31, 2019

BCFK6-QTLY-1219
1.9884004.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 17.4%
Entertainment - 4.1%
Activision Blizzard, Inc.	366,509	$20,535,499
Netflix, Inc. (a)	123,161	35,397,703
Nintendo Co. Ltd.	4,940	1,811,930
Nintendo Co. Ltd. ADR	17,610	819,217
Sea Ltd. ADR (a)(b)	335,654	9,989,063
Take-Two Interactive Software, Inc. (a)	23,284	2,802,229
The Walt Disney Co.	210,590	27,359,853
Ubisoft Entertainment SA (a)	4,800	283,411
		98,998,905
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	136,033	171,238,335
Class C (a)	10,256	12,923,688
CarGurus, Inc. Class A (a)	53,897	1,810,400
Facebook, Inc. Class A (a)	564,552	108,196,391
Match Group, Inc. (b)	59,570	4,348,014
Snap, Inc. Class A (a)(b)	232,786	3,505,757
Tencent Holdings Ltd.	284,900	11,556,375
		313,578,960
Media - 0.1%
Sinclair Broadcast Group, Inc. Class A	26,936	1,073,130
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	64,366	5,320,494

TOTAL COMMUNICATION SERVICES		418,971,489

CONSUMER DISCRETIONARY - 23.1%
Auto Components - 0.0%
Lear Corp.	6,000	706,620
Automobiles - 1.7%
Ferrari NV	2,950	472,354
Tesla, Inc. (a)(b)	130,604	41,129,812
		41,602,166
Diversified Consumer Services - 0.0%
Afya Ltd.	38,249	1,032,723
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (a)	6,836	5,319,502
Churchill Downs, Inc.	11,670	1,516,983
Eldorado Resorts, Inc. (a)	108,750	4,868,738
Kambi Group PLC (a)	53,800	888,708
MGM Mirage, Inc.	33,900	966,150
Penn National Gaming, Inc. (a)	123,600	2,634,534
Planet Fitness, Inc. (a)	87,418	5,565,030
Restaurant Brands International, Inc.	134,067	8,771,204
Royal Caribbean Cruises Ltd.	31,074	3,381,783
Shake Shack, Inc. Class A (a)	43,508	3,579,838
Starbucks Corp.	113,930	9,633,921
Vail Resorts, Inc.	10,009	2,325,791
Wynn Resorts Ltd.	59,044	7,164,399
		56,616,581
Household Durables - 0.3%
D.R. Horton, Inc.	39,789	2,083,750
Roku, Inc. Class A (a)	39,392	5,798,502
		7,882,252
Internet & Direct Marketing Retail - 10.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,275	22,485,674
Amazon.com, Inc. (a)	91,823	163,138,251
JD.com, Inc. sponsored ADR (a)	166,078	5,173,330
MercadoLibre, Inc. (a)	11,669	6,085,617
Ocado Group PLC (a)	48,723	838,776
Pinduoduo, Inc. ADR (a)	302,211	12,354,386
The Booking Holdings, Inc. (a)	11,098	22,737,249
The RealReal, Inc. (b)	315,134	7,282,747
Wayfair LLC Class A (a)	53,379	4,389,355
		244,485,385
Multiline Retail - 1.3%
Dollar General Corp.	15,904	2,550,047
Dollar Tree, Inc. (a)	205,452	22,681,901
Dollarama, Inc.	43,075	1,449,133
Ollie's Bargain Outlet Holdings, Inc. (a)	29,395	1,877,753
Target Corp.	36,224	3,872,708
		32,431,542
Specialty Retail - 4.1%
American Eagle Outfitters, Inc.	143,943	2,213,843
Best Buy Co., Inc.	3,300	237,039
Burlington Stores, Inc. (a)	36,993	7,108,945
Carvana Co. Class A (a)	92,651	7,512,143
Five Below, Inc. (a)	35,037	4,383,479
Floor & Decor Holdings, Inc. Class A (a)	104,313	4,780,665
Lowe's Companies, Inc.	260,294	29,051,413
RH (a)(b)	51,099	9,284,688
The Children's Place Retail Stores, Inc.	11,601	950,238
The Home Depot, Inc.	119,660	28,069,843
TJX Companies, Inc.	67,685	3,902,040
Urban Outfitters, Inc. (a)	18,604	533,935
		98,028,271
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	28,567	8,820,656
Allbirds, Inc. (a)(c)(d)	2,352	116,565
Burberry Group PLC	17,493	463,161
Capri Holdings Ltd. (a)	32,554	1,011,453
Crocs, Inc. (a)	102,223	3,576,783
Deckers Outdoor Corp. (a)	9,863	1,508,053
lululemon athletica, Inc. (a)	110,674	22,607,378
LVMH Moet Hennessy Louis Vuitton SE	8,102	3,460,008
Moncler SpA	76,014	2,928,246
NIKE, Inc. Class B	262,049	23,466,488
PVH Corp.	65,010	5,666,272
		73,625,063

TOTAL CONSUMER DISCRETIONARY		556,410,603

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Budweiser Brewing Co. APAC Ltd. (a)(e)	293,100	1,064,138
Fever-Tree Drinks PLC	103,340	2,489,823
Monster Beverage Corp. (a)	57,824	3,245,661
		6,799,622
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	234,626	6,264,514
Costco Wholesale Corp.	44,753	13,296,564
Grocery Outlet Holding Corp.	43,533	1,388,703
Walmart, Inc.	24,571	2,881,195
		23,830,976
Food Products - 0.2%
Campbell Soup Co. (b)	20,134	932,406
JBS SA	40,600	286,392
Nestle SA (Reg. S)	8,719	932,770
Tyson Foods, Inc. Class A	18,935	1,567,629
		3,719,197
Household Products - 0.0%
Energizer Holdings, Inc.	29,782	1,265,437
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	25,453	4,741,130
Herbalife Nutrition Ltd. (a)	5,300	236,751
		4,977,881
Tobacco - 0.9%
Altria Group, Inc.	432,765	19,383,544
JUUL Labs, Inc. Class A (a)(c)(d)	23,134	3,191,335
		22,574,879

TOTAL CONSUMER STAPLES		63,167,992

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Hess Corp.	28,692	1,886,499
Reliance Industries Ltd.	411,142	8,468,055
		10,354,554
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	268,343	8,391,086
Citigroup, Inc.	29,500	2,119,870
IndusInd Bank Ltd.	8,949	165,414
Kotak Mahindra Bank Ltd.	38,102	844,480
Wells Fargo & Co.	14,179	732,062
		12,252,912
Capital Markets - 0.2%
HDFC Asset Management Co. Ltd. (e)	110	4,633
London Stock Exchange Group PLC	13,937	1,255,986
Moody's Corp.	6,629	1,462,954
MSCI, Inc.	12,258	2,875,236
S&P Global, Inc.	746	192,461
		5,791,270
Insurance - 0.2%
eHealth, Inc. (a)	60,119	4,150,616
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	20,960	628,599
LendingTree, Inc. (a)	9,807	3,529,049
		4,157,648

TOTAL FINANCIALS		26,352,446

HEALTH CARE - 11.3%
Biotechnology - 3.8%
AbbVie, Inc.	136,475	10,856,586
ACADIA Pharmaceuticals, Inc. (a)	19,988	847,691
Acceleron Pharma, Inc. (a)	31,320	1,405,328
Agios Pharmaceuticals, Inc. (a)	23,092	694,607
Aimmune Therapeutics, Inc. (a)(b)	54,936	1,528,320
Alexion Pharmaceuticals, Inc. (a)	139,348	14,687,279
Allakos, Inc. (a)(b)	13,048	895,093
Alnylam Pharmaceuticals, Inc. (a)	72,063	6,250,745
AnaptysBio, Inc. (a)	14,452	545,129
Argenx SE ADR (a)	3,947	483,350
Ascendis Pharma A/S sponsored ADR (a)	35,398	3,914,311
BeiGene Ltd. (a)	49,000	520,591
BeiGene Ltd. ADR (a)	11,255	1,557,017
BioNTech SE ADR (a)	23,300	391,906
bluebird bio, Inc. (a)	26,932	2,181,492
Blueprint Medicines Corp. (a)	8,362	575,640
Bridgebio Pharma, Inc.	13,081	295,761
Cibus Corp. Series C (a)(c)(d)(f)	268,210	407,679
Coherus BioSciences, Inc. (a)	47,007	816,512
Crinetics Pharmaceuticals, Inc. (a)	26,731	470,733
FibroGen, Inc. (a)	36,528	1,430,071
Global Blood Therapeutics, Inc. (a)	53,336	2,557,461
Intercept Pharmaceuticals, Inc. (a)	25,941	1,887,986
Ionis Pharmaceuticals, Inc. (a)	12,415	691,764
Morphic Holding, Inc.	15,348	214,872
Natera, Inc. (a)	69,563	2,679,567
Neurocrine Biosciences, Inc. (a)	43,409	4,318,761
Principia Biopharma, Inc. (a)	16,444	580,638
Sage Therapeutics, Inc. (a)	36,529	4,955,159
Sarepta Therapeutics, Inc. (a)	45,400	3,770,924
Scholar Rock Holding Corp. (a)	13,469	124,588
Seattle Genetics, Inc. (a)	2,900	311,460
The Medicines Company (a)	44,010	2,310,085
Turning Point Therapeutics, Inc. (b)	46,135	1,769,739
Vertex Pharmaceuticals, Inc. (a)	61,353	11,993,284
Xencor, Inc. (a)	32,717	1,119,249
Zai Lab Ltd. ADR (a)	42,327	1,430,229
		91,471,607
Health Care Equipment & Supplies - 3.4%
Axonics Modulation Technologies, Inc. (a)	25,728	635,996
Becton, Dickinson & Co.	10,056	2,574,336
Boston Scientific Corp. (a)	705,045	29,400,377
Danaher Corp.	39,644	5,463,736
DexCom, Inc. (a)	30,930	4,770,643
Edwards Lifesciences Corp. (a)	11,741	2,798,820
InMode Ltd. (a)(b)	10,475	322,211
Insulet Corp. (a)	25,584	3,717,867
Intuitive Surgical, Inc. (a)	46,509	25,717,152
Novocure Ltd. (a)	18,003	1,289,735
Shockwave Medical, Inc. (a)	57,477	1,955,368
Tandem Diabetes Care, Inc. (a)	37,098	2,284,495
TransMedics Group, Inc.	29,591	530,863
		81,461,599
Health Care Providers & Services - 1.8%
Guardant Health, Inc.	25,635	1,781,633
Humana, Inc.	17,211	5,063,476
Notre Dame Intermedica Participacoes SA	67,300	1,006,857
UnitedHealth Group, Inc.	140,097	35,402,512
		43,254,478
Health Care Technology - 0.0%
Livongo Health, Inc. (b)	5,148	111,145
Phreesia, Inc. (b)	21,726	643,741
		754,886
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	19,096	1,107,568
Adaptive Biotechnologies Corp.	8,757	228,251
IQVIA Holdings, Inc. (a)	10,482	1,513,810
Thermo Fisher Scientific, Inc.	39,053	11,793,225
		14,642,854
Pharmaceuticals - 1.7%
Akcea Therapeutics, Inc. (a)	12,599	230,940
AstraZeneca PLC sponsored ADR	225,831	11,072,494
Bristol-Myers Squibb Co.	184,179	10,566,349
Hansoh Pharmaceutical Group Co. Ltd. (e)	262,000	795,971
Horizon Pharma PLC (a)	16,045	463,861
Merck & Co., Inc.	17,782	1,540,988
MyoKardia, Inc. (a)	8,074	462,882
Nektar Therapeutics (a)	74,963	1,283,741
OptiNose, Inc. (a)	51,627	403,723
Roche Holding AG (participation certificate)	4,924	1,481,907
Zoetis, Inc. Class A	88,108	11,270,775
Zogenix, Inc. (a)	14,569	650,506
		40,224,137

TOTAL HEALTH CARE		271,809,561

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	4,023	659,410
General Dynamics Corp.	7,800	1,379,040
Lockheed Martin Corp.	44,619	16,807,085
Northrop Grumman Corp.	14,399	5,075,360
The Boeing Co.	30,820	10,476,026
United Technologies Corp.	3,400	488,172
		34,885,093
Airlines - 0.3%
Spirit Airlines, Inc. (a)	168,160	6,316,090
Commercial Services & Supplies - 0.1%
HomeServe PLC	122,742	1,842,739
Industrial Conglomerates - 1.4%
General Electric Co.	2,862,775	28,570,495
Honeywell International, Inc.	37,087	6,406,038
		34,976,533
Machinery - 0.1%
Fanuc Corp.	2,400	473,398
Fortive Corp.	13,400	924,600
Rational AG	1,245	947,684
		2,345,682
Professional Services - 0.1%
Equifax, Inc.	13,093	1,789,944
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	143,856	5,244,990
Lyft, Inc. (b)	863,308	35,775,484
		41,020,474

TOTAL INDUSTRIALS		123,176,555

INFORMATION TECHNOLOGY - 36.5%
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	8,272	1,231,866
Flextronics International Ltd. (a)	81,800	961,150
		2,193,016
IT Services - 7.5%
Akamai Technologies, Inc. (a)	64,311	5,562,902
Black Knight, Inc. (a)	37,028	2,377,198
Endava PLC ADR (a)	24,246	1,042,820
Fidelity National Information Services, Inc.	17,089	2,251,647
Fiserv, Inc. (a)	8,876	942,099
GDS Holdings Ltd. ADR (a)	14,206	592,106
GoDaddy, Inc. (a)	11,539	750,381
MasterCard, Inc. Class A	178,228	49,335,293
MongoDB, Inc. Class A (a)	13,739	1,755,432
Okta, Inc. (a)	58,041	6,330,532
PagSeguro Digital Ltd. (a)	81,977	3,039,707
PayPal Holdings, Inc. (a)	239,299	24,911,026
Riskified Ltd. warrants(a)(c)(d)	273	0
Shopify, Inc. Class A (a)	23,382	7,331,840
Twilio, Inc. Class A (a)(b)	44,899	4,335,447
Visa, Inc. Class A	371,529	66,451,677
Wix.com Ltd. (a)	23,155	2,826,531
		179,836,638
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	310,978	10,551,484
Applied Materials, Inc.	52,126	2,828,357
ASML Holding NV	9,074	2,377,116
Inphi Corp. (a)	53,231	3,826,244
Lam Research Corp.	61,877	16,771,142
Marvell Technology Group Ltd.	2,336,368	56,984,016
Microchip Technology, Inc. (b)	14,007	1,320,720
Micron Technology, Inc. (a)	432,772	20,578,309
Monolithic Power Systems, Inc.	20,689	3,101,695
NVIDIA Corp.	284,326	57,155,213
NXP Semiconductors NV	283,627	32,242,717
Qorvo, Inc. (a)	12,731	1,029,429
Qualcomm, Inc.	470,086	37,813,718
SolarEdge Technologies, Inc. (a)	13,500	1,146,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,362	1,722,480
Universal Display Corp.	10,490	2,099,888
		251,549,488
Software - 11.5%
Adobe, Inc. (a)	102,664	28,533,406
Atlassian Corp. PLC (a)	9,163	1,106,799
Cloudflare, Inc.	30,300	459,227
Coupa Software, Inc. (a)	16,922	2,326,606
Elastic NV	53,152	3,827,476
HubSpot, Inc. (a)	18,267	2,833,212
Intuit, Inc.	19,379	4,990,093
Lightspeed POS, Inc. (a)	69,481	1,812,594
LivePerson, Inc. (a)	40,583	1,665,932
Microsoft Corp.	852,416	122,210,882
Paycom Software, Inc. (a)	24,841	5,254,617
RingCentral, Inc. (a)	36,384	5,876,744
Salesforce.com, Inc. (a)	457,676	71,621,717
ServiceNow, Inc. (a)	30,689	7,588,162
Synopsys, Inc. (a)	7,114	965,726
The Trade Desk, Inc. (a)	29,863	5,996,490
Workday, Inc. Class A (a)	61,610	9,990,678
Zendesk, Inc. (a)	3,600	254,340
		277,314,701
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	645,838	160,658,661
Western Digital Corp.	114,823	5,930,608
		166,589,269

TOTAL INFORMATION TECHNOLOGY		877,483,112

MATERIALS - 0.1%
Chemicals - 0.1%
Livent Corp.	33,500	229,810
The Chemours Co. LLC	98,772	1,620,849
		1,850,659
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	274,458	1,805,934
Real Estate Management & Development - 0.0%
Redfin Corp. (a)(b)	54,600	949,494

TOTAL REAL ESTATE		2,755,428

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	5,391	1,284,891
ORSTED A/S (e)	2,884	252,976
		1,537,867
TOTAL COMMON STOCKS
(Cost $1,917,967,557)		2,353,870,266

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(c)(d)	3,178,083	770,685
Series D (c)(d)	5,904,173	1,431,762
Topgolf International, Inc. Series F (a)(c)(d)	9,181	142,489
		2,344,936
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	11,802	231,319
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	928	45,992
Series B (c)(d)	163	8,078
Series C (c)(d)	1,558	77,214
		131,284
TOTAL CONSUMER DISCRETIONARY		2,707,539
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	337	140,832
Sweetgreen, Inc.:
Series C (c)(d)	1,240	21,204
Series D (c)(d)	19,947	341,094
Series H (c)(d)	211,642	3,619,078
Series I (c)(d)	47,013	803,922
		4,926,130
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	68,700	369,606
Tobacco - 0.1%
JUUL Labs, Inc. Series E (a)(c)(d)	12,508	1,725,479
TOTAL CONSUMER STAPLES		7,021,215
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	6,504	80,064
Generation Bio Series B (a)(c)(d)	22,400	203,616
Nuvation Bio, Inc. Series A (c)(d)(g)	658,600	508,031
		791,711
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	2,862	385,139
Starry, Inc.:
Series C (a)(c)(d)	158,250	226,298
Series D (c)(d)	296,910	424,581
		1,036,018
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	1,300	309,218
Software - 0.1%
Bird Rides, Inc.:
Series C (c)(d)	146,154	1,887,974
Series D (c)(d)	22,200	286,773
Compass, Inc. Series E (a)(c)(d)	1,181	186,614
UiPath, Inc.:
Series A1 (c)(d)	9,939	391,117
Series B1 (c)(d)	495	19,479
Series B2 (c)(d)	2,466	97,041
		2,868,998
TOTAL INFORMATION TECHNOLOGY		4,214,234
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	47,507	498,633

TOTAL CONVERTIBLE PREFERRED STOCKS		15,233,332

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	499	24,730
TOTAL PREFERRED STOCKS
(Cost $12,524,444)		15,258,062

Money Market Funds - 5.7%
Fidelity Cash Central Fund 1.83% (h)	35,249,841	35,256,891
Fidelity Securities Lending Cash Central Fund 1.84% (h)(i)	101,596,982	101,607,142
TOTAL MONEY MARKET FUNDS
(Cost $136,864,033)		136,864,033
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $2,067,356,034)		2,505,992,361
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(100,000,794)
NET ASSETS - 100%		$2,405,991,567

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,779,575 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,117,718 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
Agbiome LLC Series C	6/29/18	$435,125
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc.	10/9/18	$27,363
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Bird Rides, Inc. Series C	12/21/18	$1,716,652
Bird Rides, Inc. Series D	9/30/19	$286,773
Cibus Corp. Series C	2/16/18 - 5/10/19	$449,301
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Neutron Holdings, Inc. Series C	7/3/18	$581,081
Neutron Holdings, Inc. Series D	1/25/19	$1,431,762
Nuvation Bio, Inc. Series A	6/17/19	$508,030
Riskified Ltd. warrants	10/28/19	$0
Riskified Ltd. Series E	10/28/19	$309,218
Roofoods Ltd. Series F	9/12/17	$119,153
Sonder Canada, Inc. Series D	5/21/19	$498,633
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19	$424,581
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005
UiPath, Inc. Series A1	6/14/19	$391,117
UiPath, Inc. Series B1	6/14/19	$19,479
UiPath, Inc. Series B2	6/14/19	$97,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,771
Fidelity Securities Lending Cash Central Fund	244,096
Total	$470,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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